Document And Entity Information	Sep. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	Skillsoft Corp.
Document, Type	8-K
Document, Period End Date	Sep. 09, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38960
Entity, Tax Identification Number	83-4388331
Entity, Address, Address Line One	300 Innovative Way
Entity, Address, Address Line Two	Suite 2210
Entity, Address, City or Town	Nashua
Entity, Address, State or Province	NH
Entity, Address, Postal Zip Code	03062
City Area Code	603
Local Phone Number	324-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	SKIL
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001774675